Revenue - Changes in allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenue
At the beginning of the year/period	¥ 19,468	¥ 14,731
Allowance made during the year/period	456	4,737
At the end of the year/period	21,295	19,468
ASU 2016-13 | Cumulative effect of the adoption
Revenue
At the beginning of the year/period	¥ 1,371
At the end of the year/period		¥ 1,371